Loss per share - Summary of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted loss per share:
Net loss	$ (29,531)	$ (8,865)	$ (14,856)	$ (12,707)	$ (14,918)	$ (12,526)	$ (53,252)	$ (40,151)	$ (49,926)	$ (54,014)
Weighted average common shares outstanding - basic									42,529,017	42,529,017
Weighted average common shares outstanding - diluted									42,529,017	42,529,017
Basic loss per share									$ (1.17)	$ (1.27)
Diluted loss per share									$ (1.17)	$ (1.27)
Common share equivalents excluded due to anti-dilutive effect									3,788,388